Label	Element	Value
Horizon Active Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Active Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Active Income Fund (the “Income Fund”) is income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the fiscal period ended November 30, 2016, the Income Fund’s portfolio turnover rate was 205% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Income Fund’s investment objective by allocating assets across various sectors of the global securities markets.  Horizon executes this strategy by investing in “income-producing securities”, which Horizon defines as including any of the following: equity securities that are expected to pay a dividend; fixed-income securities; cash equivalents; sovereign debt (including U.S. treasuries); fixed and floating rate securities of publicly traded companies; convertible bonds; preferred stock; master limited partnerships (“MLPs”); mortgage-backed securities (“MBS”); and real estate investment trusts (“REITs”).

Horizon selects asset classes using a flexible approach that allocates the Income Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Income Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”), but it is not required to do so.  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.

The Income Fund will invest primarily in U.S. Dollar denominated securities, but may also invest a portion of its assets in non-U.S. Dollar denominated securities.  Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality. In addition, the Income Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Income Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Income Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Income Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Many factors affect the Income Fund’s performance. The Income Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Income Fund invests.  The Income Fund is not federally insured or guaranteed by any government agency.  You may lose money by investing in the Income Fund.

Credit Risk.  Issuers of fixed-income securities may default on interest and principal payments due to the Income Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Income Fund’s direct fees and expenses.  As a result, the cost of investing in the Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Income Fund invests in fixed income securities, options on fixed income securities or in securities in which the underlying investments are fixed income securities, the value of your investment in the Income Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Income Fund or its underlying securities.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts . The NAV of the shares of the ETFs in which the Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk.  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Income Fund’s underlying investments are long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Interest Rate Risk.  When the Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Income Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Management Risk.  The ability of the Income Fund to meet its investment objective is directly related to the allocation of the Income Fund’s assets.  Horizon may allocate the Income Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Income Fund’s value may be adversely affected.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

MBS Risk.  MBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

MLP Risk.  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Income Fund to potentially significant losses.

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Turnover Risk.  As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Income Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Income Fund realizes capital gains when securities are sold, the Income Fund must generally distribute those gains to shareholders, increasing the Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for each calendar year since inception.  The Average Annual Total Returns table shows how the Income Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Income Fund may invest.  The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Income Fund is the successor to the investment performance of the Predecessor Income Fund as a result of the reorganization of the Predecessor Income Fund into the Income Fund on February 8, 2016.  Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Income Fund.  The Predecessor Income Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Income Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 1.87% (for the quarter ended June 30, 2014).  The worst performance was -4.27% (for the quarter ended December 31, 2016).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market.  Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Income Fund during the periods shown.

Caption	rr_AverageAnnualReturnCaption	Active Income Fund Average Annual Total Returns For the periods ended December 31, 2016
Horizon Active Income Fund | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Active Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,859
Label	rr_AverageAnnualReturnLabel	Advisor Class Return Before Taxes
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2016
Horizon Active Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,582
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.81%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2016
Horizon Active Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	806
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,785
Annual Return 2014	rr_AnnualReturn2014	3.31%
Annual Return 2015	rr_AnnualReturn2015	(1.68%)
Annual Return 2016	rr_AnnualReturn2016	(0.92%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Active Income Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)	[1]
Horizon Active Income Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[1]

[1]	Investor Class shares commenced operations on September 30, 2013. Advisor Class shares commenced operations on February 8, 2016, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[2]	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Income Fund were 0.25% of average daily net assets.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund's financial highlights do not include this figure.
[4]	The Income Fund's investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Income Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.24%, 0.99% and 1.09% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit. Only the Horizon Funds' Board of Trustees may elect to terminate the advisory fee waiver agreement.